Quarterly Report
June 30, 2021
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.0%
AT&T, Inc.	22,170,344	$638,062,500
Lumen Technologies, Inc.	9,947,971	135,192,926
Verizon Communications, Inc.	11,379,039	637,567,555
		1,410,822,981
ENTERTAINMENT — 18.8%
Activision Blizzard, Inc.	6,645,832	634,278,206
Electronic Arts, Inc.	2,861,942	411,633,118
Live Nation Entertainment, Inc. (a) (b)	1,444,743	126,545,039
Netflix, Inc. (a)	1,191,045	629,121,880
Take-Two Interactive Software, Inc. (a)	1,156,631	204,746,820
Walt Disney Co. (a)	3,653,234	642,128,940
		2,648,454,003
INTERACTIVE MEDIA & SERVICES — 49.6%
Alphabet, Inc. Class A (a)	672,111	1,641,153,919
Alphabet, Inc. Class C (a)	636,353	1,594,904,251
Facebook, Inc. Class A (a)	9,229,075	3,209,041,668
Twitter, Inc. (a)	7,981,408	549,200,684
		6,994,300,522
MEDIA — 17.1%
Charter Communications, Inc. Class A (a) (b)	885,612	638,924,777
Comcast Corp. Class A	11,238,086	640,795,664
Discovery, Inc. Class A (a) (b)	1,686,602	51,744,949
Discovery, Inc. Class C (a)	3,004,431	87,068,410
DISH Network Corp. Class A (a)	2,484,650	103,858,370
Fox Corp. Class A	3,269,443	121,394,419
Fox Corp. Class B	1,519,627	53,490,870
Interpublic Group of Cos., Inc.	3,933,820	127,809,812
News Corp. Class A	3,911,857	100,808,555
News Corp. Class B	1,217,804	29,653,527
Security Description	Shares	Value
Omnicom Group, Inc.	2,150,858	$172,047,132
ViacomCBS, Inc. Class B	6,055,988	273,730,658
		2,401,327,143
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile US, Inc. (a)	4,382,374	634,699,227
TOTAL COMMON STOCKS (Cost $11,429,750,760)		14,089,603,876
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	3,944,017	3,945,200
State Street Navigator Securities Lending Portfolio II (e) (f)	10,069,110	10,069,110
TOTAL SHORT-TERM INVESTMENTS (Cost $14,013,919)		14,014,310
TOTAL INVESTMENTS — 100.1% (Cost $11,443,764,679)		14,103,618,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(12,135,883)
NET ASSETS — 100.0%		$14,091,482,303
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,089,603,876	$—	$—	$14,089,603,876
Short-Term Investments	14,014,310	—	—	14,014,310
TOTAL INVESTMENTS	$14,103,618,186	$—	$—	$14,103,618,186
See accompanying notes to schedule of investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,140,112	$2,140,540	$121,715,195	$119,913,016	$1,876	$605	3,944,017	$3,945,200	$5,828
State Street Navigator Securities Lending Portfolio II	58,511,408	58,511,408	667,525,780	715,968,078	—	—	10,069,110	10,069,110	77,117
Total		$60,651,948	$789,240,975	$835,881,094	$1,876	$605		$14,014,310	$82,945
See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.4%
Aptiv PLC (a)	1,424,236	$224,075,050
BorgWarner, Inc.	1,262,982	61,305,146
		285,380,196
AUTOMOBILES — 17.0%
Ford Motor Co. (a)	20,646,422	306,805,831
General Motors Co. (a)	6,722,348	397,761,331
Tesla, Inc. (a)	4,006,694	2,723,349,912
		3,427,917,074
DISTRIBUTORS — 1.3%
Genuine Parts Co.	760,757	96,212,938
LKQ Corp. (a)	1,463,847	72,050,549
Pool Corp.	211,316	96,922,197
		265,185,684
HOTELS, RESTAURANTS & LEISURE — 19.2%
Booking Holdings, Inc. (a)	216,177	473,014,732
Caesars Entertainment, Inc. (a) (b)	1,098,943	114,015,336
Carnival Corp. (a)	4,203,743	110,810,665
Chipotle Mexican Grill, Inc. (a)	148,271	229,870,462
Darden Restaurants, Inc.	688,965	100,582,000
Domino's Pizza, Inc.	204,484	95,389,741
Expedia Group, Inc. (a)	744,883	121,944,796
Hilton Worldwide Holdings, Inc. (a)	1,466,693	176,912,510
Las Vegas Sands Corp. (a)	1,729,856	91,146,113
Marriott International, Inc. Class A (a)	1,406,162	191,969,236
McDonald's Corp.	3,929,230	907,612,838
MGM Resorts International	2,143,940	91,439,041
Norwegian Cruise Line Holdings, Ltd. (a) (b)	1,947,976	57,289,974
Penn National Gaming, Inc. (a) (b)	782,157	59,827,189
Royal Caribbean Cruises, Ltd. (a) (b)	1,152,820	98,312,490
Starbucks Corp.	6,204,817	693,760,589
Wynn Resorts, Ltd. (a) (b)	554,265	67,786,609
Yum! Brands, Inc.	1,568,702	180,447,791
		3,862,132,112
HOUSEHOLD DURABLES — 4.0%
D.R. Horton, Inc.	1,727,444	156,109,114
Garmin, Ltd.	789,239	114,155,529
Leggett & Platt, Inc. (b)	701,554	36,347,513
Lennar Corp. Class A	1,452,151	144,271,202
Mohawk Industries, Inc. (a)	308,337	59,259,288
Newell Brands, Inc.	1,993,269	54,755,099
NVR, Inc. (a)	18,007	89,554,213
PulteGroup, Inc.	1,392,718	76,000,621
Whirlpool Corp.	329,780	71,898,636
		802,351,215
INTERNET & DIRECT MARKETING RETAIL — 24.8%
Amazon.com, Inc. (a)	1,342,471	4,618,315,036
eBay, Inc. (b)	3,408,111	239,283,473
Security Description	Shares	Value
Etsy, Inc. (a)	669,325	$137,773,858
		4,995,372,367
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	673,712	63,679,258
MULTILINE RETAIL — 5.1%
Dollar General Corp.	1,243,794	269,144,584
Dollar Tree, Inc. (a)	1,221,393	121,528,604
Target Corp.	2,605,129	629,763,884
		1,020,437,072
SPECIALTY RETAIL — 20.7%
Advance Auto Parts, Inc.	344,548	70,680,577
AutoZone, Inc. (a)	113,889	169,947,444
Best Buy Co., Inc.	1,173,900	134,975,022
CarMax, Inc. (a)	859,084	110,950,699
Gap, Inc.	1,093,578	36,798,900
Home Depot, Inc.	5,527,862	1,762,779,913
L Brands, Inc.	1,233,677	88,898,765
Lowe's Cos., Inc.	3,722,383	722,030,630
O'Reilly Automotive, Inc. (a)	367,387	208,018,193
Ross Stores, Inc.	1,877,829	232,850,796
TJX Cos., Inc.	6,350,649	428,160,755
Tractor Supply Co.	606,916	112,922,791
Ulta Beauty, Inc. (a)	288,317	99,691,369
		4,178,705,854
TEXTILES, APPAREL & LUXURY GOODS — 6.2%
Hanesbrands, Inc.	1,838,416	34,323,227
NIKE, Inc. Class B	5,805,439	896,882,271
PVH Corp. (a)	375,300	40,378,527
Ralph Lauren Corp.	254,103	29,935,874
Tapestry, Inc. (a)	1,468,388	63,845,510
Under Armour, Inc. Class A (a) (b)	993,228	21,006,772
Under Armour, Inc. Class C (a)	1,034,688	19,214,156
VF Corp.	1,693,318	138,919,809
		1,244,506,146
TOTAL COMMON STOCKS (Cost $17,415,086,498)		20,145,666,978
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	19,343,978	19,349,781
State Street Navigator Securities Lending Portfolio II (e) (f)	41,012,488	41,012,488
TOTAL SHORT-TERM INVESTMENTS (Cost $60,362,269)		60,362,269
TOTAL INVESTMENTS — 100.3% (Cost $17,475,448,767)		20,206,029,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(52,293,832)
NET ASSETS — 100.0%		$20,153,735,415
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,145,666,978	$—	$—	$20,145,666,978
Short-Term Investments	60,362,269	—	—	60,362,269
TOTAL INVESTMENTS	$20,206,029,247	$—	$—	$20,206,029,247
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,665,605	$1,665,938	$246,176,119	$228,493,296	$1,020	$—	19,343,978	$19,349,781	$113,889
State Street Navigator Securities Lending Portfolio II	78,424,080	78,424,080	1,299,988,994	1,337,400,586	—	—	41,012,488	41,012,488	74,119
Total		$80,090,018	$1,546,165,113	$1,565,893,882	$1,020	$—		$60,362,269	$188,008
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 24.8%
Brown-Forman Corp. Class B	1,158,213	$86,796,482
Coca-Cola Co.	21,022,235	1,137,513,136
Constellation Brands, Inc. Class A	1,071,623	250,641,903
Molson Coors Beverage Co. Class B (a) (b)	1,194,385	64,126,531
Monster Beverage Corp. (a)	2,346,131	214,319,067
PepsiCo, Inc.	7,484,843	1,109,029,187
		2,862,426,306
FOOD & STAPLES RETAILING — 19.6%
Costco Wholesale Corp.	1,369,413	541,835,642
Kroger Co. (b)	4,800,722	183,915,660
Sysco Corp.	3,243,912	252,214,158
Walmart, Inc.	7,438,286	1,048,947,092
Walgreens Boots Alliance, Inc.	4,549,319	239,339,673
		2,266,252,225
FOOD PRODUCTS — 18.1%
Archer-Daniels-Midland Co.	3,542,724	214,689,074
Campbell Soup Co. (b)	1,287,388	58,692,019
Conagra Brands, Inc.	3,036,167	110,455,755
General Mills, Inc.	3,867,770	235,663,226
Hershey Co.	928,254	161,683,282
Hormel Foods Corp.	1,787,298	85,343,480
J.M. Smucker Co.	694,882	90,035,861
Kellogg Co. (b)	1,597,662	102,777,596
Kraft Heinz Co.	4,110,639	167,631,858
Lamb Weston Holdings, Inc.	927,572	74,817,958
McCormick & Co., Inc.	1,578,930	139,451,098
Mondelez International, Inc. Class A	8,197,892	511,876,376
Tyson Foods, Inc. Class A	1,869,197	137,871,971
		2,090,989,554
HOUSEHOLD PRODUCTS — 24.1%
Church & Dwight Co., Inc.	1,555,098	132,525,452
Clorox Co.	788,629	141,882,243
Colgate-Palmolive Co.	5,364,232	436,380,273
Kimberly-Clark Corp.	2,139,591	286,234,484
Security Description	Shares	Value
Procter & Gamble Co.	13,263,062	$1,789,584,956
		2,786,607,408
PERSONAL PRODUCTS — 4.1%
Estee Lauder Cos., Inc. Class A	1,470,472	467,727,733
TOBACCO — 8.9%
Altria Group, Inc.	10,507,749	501,009,472
Philip Morris International, Inc.	5,289,986	524,290,513
		1,025,299,985
TOTAL COMMON STOCKS (Cost $11,805,843,746)		11,499,303,211
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	11,501,997	11,505,448
State Street Navigator Securities Lending Portfolio II (e) (f)	25,521,383	25,521,383
TOTAL SHORT-TERM INVESTMENTS (Cost $37,026,828)		37,026,831
TOTAL INVESTMENTS — 99.9% (Cost $11,842,870,574)		11,536,330,042
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,111,792
NET ASSETS — 100.0%		$11,547,441,834
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,499,303,211	$—	$—	$11,499,303,211
Short-Term Investments	37,026,831	—	—	37,026,831
TOTAL INVESTMENTS	$11,536,330,042	$—	$—	$11,536,330,042
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,234,551	$15,237,598	$440,930,245	$444,666,859	$4,102	$362	11,501,997	$11,505,448	$10,712
State Street Navigator Securities Lending Portfolio II	21,096,352	21,096,352	627,699,207	623,274,176	—	—	25,521,383	25,521,383	48,133
Total		$36,333,950	$1,068,629,452	$1,067,941,035	$4,102	$362		$37,026,831	$58,845
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 9.1%
Baker Hughes Co. (a)	20,102,023	$459,733,266
Halliburton Co.	24,587,303	568,458,446
Nov, Inc. (b)	10,795,433	165,386,034
Schlumberger NV	35,273,835	1,129,115,458
		2,322,693,204
OIL, GAS & CONSUMABLE FUELS — 90.8%
APA Corp.	10,445,267	225,931,125
Cabot Oil & Gas Corp. (a)	11,044,698	192,840,427
Chevron Corp.	48,755,072	5,106,606,241
ConocoPhillips	19,428,273	1,183,181,826
Devon Energy Corp.	16,461,419	480,508,821
Diamondback Energy, Inc.	5,001,844	469,623,133
EOG Resources, Inc.	13,636,681	1,137,844,663
Exxon Mobil Corp.	95,786,089	6,042,186,494
Hess Corp.	7,585,701	662,383,411
Kinder Morgan, Inc.	53,820,232	981,142,829
Marathon Oil Corp.	21,780,519	296,650,669
Marathon Petroleum Corp.	17,605,726	1,063,737,965
Occidental Petroleum Corp.	23,215,491	725,948,404
ONEOK, Inc.	12,312,449	685,064,662
Phillips 66	12,100,421	1,038,458,130
Pioneer Natural Resources Co.	6,404,587	1,040,873,479
Valero Energy Corp.	11,296,084	881,998,239
Williams Cos., Inc.	33,569,918	891,281,323
		23,106,261,841
TOTAL COMMON STOCKS (Cost $25,449,621,764)		25,428,955,045
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	31,828,317	$31,837,865
State Street Navigator Securities Lending Portfolio II (e) (f)	204,237,266	204,237,266
TOTAL SHORT-TERM INVESTMENTS (Cost $236,075,132)		236,075,131
TOTAL INVESTMENTS — 100.8% (Cost $25,685,696,896)		25,665,030,176
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(198,302,036)
NET ASSETS — 100.0%		$25,466,728,140
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	500	09/17/2021	$28,475,999	$27,965,000	$(510,999)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,428,955,045	$—	$—	$25,428,955,045
Short-Term Investments	236,075,131	—	—	236,075,131
TOTAL INVESTMENTS	$25,665,030,176	$—	$—	$25,665,030,176
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(510,999)	—	—	(510,999)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(510,999)	$—	$—	$(510,999)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,727,178	$10,729,324	$929,207,232	$908,100,923	$2,232	$—	31,828,317	$31,837,865	$25,022
State Street Navigator Securities Lending Portfolio II	86,266,512	86,266,512	1,242,099,151	1,124,128,397	—	—	204,237,266	204,237,266	114,371
Total		$96,995,836	$2,171,306,383	$2,032,229,320	$2,232	$—		$236,075,131	$139,393
See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 38.1%
Bank of America Corp.	74,897,589	$3,088,027,594
Citigroup, Inc.	20,530,071	1,452,502,523
Citizens Financial Group, Inc.	4,230,333	194,045,375
Comerica, Inc.	1,386,588	98,919,188
Fifth Third Bancorp	6,991,779	267,295,711
First Republic Bank	1,747,980	327,169,417
Huntington Bancshares, Inc.	14,654,596	209,121,085
JPMorgan Chase & Co.	30,065,555	4,676,396,425
KeyCorp.	9,639,238	199,050,265
M&T Bank Corp.	1,277,763	185,671,741
People's United Financial, Inc.	4,247,251	72,797,882
PNC Financial Services Group, Inc.	4,219,757	804,960,845
Regions Financial Corp.	9,547,524	192,669,034
SVB Financial Group (a)	539,460	300,171,728
Truist Financial Corp.	13,357,052	741,316,386
US Bancorp	13,463,923	767,039,693
Wells Fargo & Co.	41,054,840	1,859,373,704
Zions Bancorp NA	1,627,064	86,006,603
		15,522,535,199
CAPITAL MARKETS — 26.7%
Ameriprise Financial, Inc.	1,151,217	286,514,887
Bank of New York Mellon Corp.	8,013,146	410,513,470
BlackRock, Inc.	1,408,795	1,232,653,361
Cboe Global Markets, Inc.	1,059,633	126,149,309
Charles Schwab Corp.	14,896,577	1,084,619,771
CME Group, Inc.	3,566,507	758,524,709
Franklin Resources, Inc. (b)	2,704,795	86,526,392
Goldman Sachs Group, Inc.	3,379,057	1,282,453,503
Intercontinental Exchange, Inc.	5,589,428	663,465,104
Invesco, Ltd.	3,758,153	100,455,430
MarketAxess Holdings, Inc.	377,285	174,905,553
Moody's Corp.	1,598,957	579,414,048
Morgan Stanley	14,783,601	1,355,508,376
MSCI, Inc.	818,612	436,385,685
Nasdaq, Inc.	1,140,869	200,564,770
Northern Trust Corp.	2,067,222	239,012,208
Raymond James Financial, Inc.	1,214,741	157,794,856
S&P Global, Inc. (b)	2,392,578	982,033,640
State Street Corp. (c)	3,454,059	284,199,974
T Rowe Price Group, Inc.	2,253,115	446,049,176
		10,887,744,222
CONSUMER FINANCE — 5.9%
American Express Co.	6,462,521	1,067,802,345
Capital One Financial Corp.	4,484,204	693,661,517
Discover Financial Services	3,028,155	358,200,455
Synchrony Financial	5,372,158	260,657,106
		2,380,321,423
DIVERSIFIED FINANCIAL SERVICES — 12.8%
Berkshire Hathaway, Inc. Class B (a)	18,824,688	5,231,757,289
Security Description	Shares	Value
INSURANCE — 16.4%
Aflac, Inc.	6,277,965	$336,875,602
Allstate Corp.	2,973,012	387,799,685
American International Group, Inc.	8,523,127	405,700,845
Aon PLC Class A	2,241,172	535,102,227
Arthur J Gallagher & Co.	2,034,914	285,050,753
Assurant, Inc.	601,531	93,947,112
Chubb, Ltd.	4,466,322	709,877,219
Cincinnati Financial Corp.	1,488,051	173,536,508
Everest Re Group, Ltd.	398,156	100,339,294
Globe Life, Inc.	941,656	89,692,734
Hartford Financial Services Group, Inc.	3,547,665	219,848,800
Lincoln National Corp.	1,777,304	111,685,783
Loews Corp.	2,221,767	121,419,567
Marsh & McLennan Cos., Inc.	5,050,786	710,544,574
MetLife, Inc.	7,390,451	442,318,492
Principal Financial Group, Inc.	2,512,493	158,764,433
Progressive Corp.	5,811,764	570,773,342
Prudential Financial, Inc.	3,913,239	400,989,600
Travelers Cos., Inc.	2,497,893	373,959,561
Unum Group	2,028,571	57,611,416
Willis Towers Watson PLC	1,281,044	294,665,741
WR Berkley Corp.	1,391,792	103,591,079
		6,684,094,367
TOTAL COMMON STOCKS (Cost $37,210,780,033)		40,706,452,500
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	64,974,671	64,994,164
State Street Navigator Securities Lending Portfolio II (c) (f)	709,893	709,893
TOTAL SHORT-TERM INVESTMENTS (Cost $65,702,648)		65,704,057
TOTAL INVESTMENTS — 100.1% (Cost $37,276,482,681)		40,772,156,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(20,846,776)
NET ASSETS — 100.0%		$40,751,309,781
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,706,452,500	$—	$—	$40,706,452,500
Short-Term Investments	65,704,057	—	—	65,704,057
TOTAL INVESTMENTS	$40,772,156,557	$—	$—	$40,772,156,557
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	2,174,310	$129,001,812	$251,327,259	$154,151,651	$10,114,860	$47,907,694	3,454,059	$284,199,974	$4,996,788
State Street Institutional Liquid Reserves Fund, Premier Class	37,581,898	37,589,414	753,922,564	726,521,080	285	2,981	64,974,671	64,994,164	19,094
State Street Navigator Securities Lending Portfolio II	23,127,546	23,127,546	1,453,097,462	1,475,515,115	—	—	709,893	709,893	30,525
Total		$189,718,772	$2,458,347,285	$2,356,187,846	$10,115,145	$47,910,675		$349,904,031	$5,046,407
See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 13.6%
AbbVie, Inc.	10,550,280	$1,188,383,539
Alexion Pharmaceuticals, Inc. (a)	1,314,333	241,456,116
Amgen, Inc.	3,432,028	836,556,825
Biogen, Inc. (a)	899,307	311,403,035
Gilead Sciences, Inc.	7,491,677	515,876,878
Incyte Corp. (a)	1,121,068	94,315,451
Regeneron Pharmaceuticals, Inc. (a)	625,395	349,308,123
Vertex Pharmaceuticals, Inc. (a)	1,546,334	311,787,324
		3,849,087,291
HEALTH CARE EQUIPMENT & SUPPLIES — 27.8%
Abbott Laboratories	10,613,576	1,230,431,866
ABIOMED, Inc. (a)	271,335	84,686,367
Align Technology, Inc. (a)	430,460	263,011,060
Baxter International, Inc.	3,003,679	241,796,159
Becton Dickinson and Co.	1,736,916	422,400,602
Boston Scientific Corp. (a)	8,472,191	362,270,887
Cooper Cos., Inc.	293,808	116,427,296
Danaher Corp.	3,789,296	1,016,895,475
DENTSPLY SIRONA, Inc.	1,304,102	82,497,493
DexCom, Inc. (a) (b)	574,987	245,519,449
Edwards Lifesciences Corp. (a) (b)	3,713,264	384,582,752
Hologic, Inc. (a)	1,530,596	102,121,365
IDEXX Laboratories, Inc. (a)	509,418	321,722,938
Intuitive Surgical, Inc. (a)	707,310	650,470,568
Medtronic PLC	8,036,630	997,586,882
ResMed, Inc.	869,814	214,426,547
STERIS PLC	583,659	120,408,852
Stryker Corp.	1,956,652	508,201,224
Teleflex, Inc.	279,148	112,158,875
West Pharmaceutical Services, Inc.	440,971	158,352,686
Zimmer Biomet Holdings, Inc.	1,242,638	199,841,043
		7,835,810,386
HEALTH CARE PROVIDERS & SERVICES — 20.2%
AmerisourceBergen Corp.	884,200	101,232,058
Anthem, Inc.	1,464,022	558,963,599
Cardinal Health, Inc.	1,733,166	98,946,447
Centene Corp. (a)	3,476,919	253,571,703
Cigna Corp.	2,049,746	485,933,284
CVS Health Corp.	7,864,371	656,203,116
DaVita, Inc. (a)	418,681	50,421,753
HCA Healthcare, Inc.	1,569,851	324,550,996
Henry Schein, Inc. (a)	840,504	62,356,992
Humana, Inc.	770,356	341,052,008
Laboratory Corp. of America Holdings (a)	583,414	160,934,752
McKesson Corp.	944,881	180,699,042
Quest Diagnostics, Inc.	780,319	102,978,698
UnitedHealth Group, Inc.	5,637,106	2,257,322,727
Universal Health Services, Inc. Class B	466,811	68,355,135
		5,703,522,310
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	1,799,860	$140,677,058
LIFE SCIENCES TOOLS & SERVICES — 9.8%
Agilent Technologies, Inc.	1,812,559	267,914,346
Bio-Rad Laboratories, Inc. Class A (a)	129,309	83,312,496
Charles River Laboratories International, Inc. (a)	296,407	109,646,877
Illumina, Inc. (a)	872,172	412,720,512
IQVIA Holdings, Inc. (a)	1,143,556	277,106,490
Mettler-Toledo International, Inc. (a)	139,023	192,594,123
PerkinElmer, Inc.	672,223	103,797,953
Thermo Fisher Scientific, Inc.	2,347,789	1,184,389,117
Waters Corp. (a)	368,503	127,358,322
		2,758,840,236
PHARMACEUTICALS — 28.0%
Bristol-Myers Squibb Co.	13,344,104	891,653,029
Catalent, Inc. (a)	1,021,035	110,394,304
Eli Lilly & Co.	4,755,537	1,091,490,852
Johnson & Johnson	15,730,260	2,591,403,032
Merck & Co., Inc.	15,126,440	1,176,383,239
Organon & Co. (a)	1,512,645	45,772,638
Perrigo Co. PLC	798,349	36,604,302
Pfizer, Inc.	33,437,254	1,309,402,867
Viatris, Inc.	7,240,903	103,472,504
Zoetis, Inc.	2,835,944	528,506,524
		7,885,083,291
TOTAL COMMON STOCKS (Cost $25,574,910,626)		28,173,020,572
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	24,008,872	24,016,075
State Street Navigator Securities Lending Portfolio II (e) (f)	4,170,886	4,170,886
TOTAL SHORT-TERM INVESTMENTS (Cost $28,183,852)		28,186,961
TOTAL INVESTMENTS — 100.0% (Cost $25,603,094,478)		28,201,207,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		10,933,335
NET ASSETS — 100.0%		$28,212,140,868
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,173,020,572	$—	$—	$28,173,020,572
Short-Term Investments	28,186,961	—	—	28,186,961
TOTAL INVESTMENTS	$28,201,207,533	$—	$—	$28,201,207,533
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,316,773	$16,320,037	$534,808,466	$527,116,651	$3,224	$999	24,008,872	$24,016,075	$19,712
State Street Navigator Securities Lending Portfolio II	6,266,218	6,266,218	654,948,981	657,044,313	—	—	4,170,886	4,170,886	31,562
Total		$22,586,255	$1,189,757,447	$1,184,160,964	$3,224	$999		$28,186,961	$51,274
See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 18.9%
Boeing Co. (a)	3,430,788	$821,879,573
General Dynamics Corp.	1,428,518	268,932,799
Howmet Aerospace, Inc. (a)	2,432,596	83,851,584
Huntington Ingalls Industries, Inc.	250,845	52,865,584
L3Harris Technologies, Inc.	1,279,283	276,517,020
Lockheed Martin Corp.	1,526,419	577,520,629
Northrop Grumman Corp.	934,241	339,531,207
Raytheon Technologies Corp.	9,455,474	806,646,487
Teledyne Technologies, Inc. (a)	289,793	121,374,002
Textron, Inc.	1,408,524	96,864,195
TransDigm Group, Inc. (a)	342,526	221,713,655
		3,667,696,735
AIR FREIGHT & LOGISTICS — 8.3%
C.H. Robinson Worldwide, Inc. (b)	829,985	77,744,695
Expeditors International of Washington, Inc.	1,055,771	133,660,609
FedEx Corp.	1,523,532	454,515,301
United Parcel Service, Inc. Class B	4,514,137	938,805,072
		1,604,725,677
AIRLINES — 3.1%
Alaska Air Group, Inc. (a)	774,346	46,700,807
American Airlines Group, Inc. (a)	4,002,780	84,898,964
Delta Air Lines, Inc. (a)	3,991,953	172,691,887
Southwest Airlines Co. (a)	3,690,678	195,938,095
United Airlines Holdings, Inc. (a)	2,019,411	105,595,001
		605,824,754
BUILDING PRODUCTS — 5.9%
A.O. Smith Corp.	844,282	60,838,961
Allegion PLC	561,452	78,210,264
Carrier Global Corp.	5,093,697	247,553,674
Fortune Brands Home & Security, Inc.	864,460	86,108,860
Johnson Controls International PLC	4,472,963	306,979,451
Masco Corp.	1,583,834	93,303,661
Trane Technologies PLC	1,492,532	274,834,842
		1,147,829,713
COMMERCIAL SERVICES & SUPPLIES — 4.7%
Cintas Corp.	550,732	210,379,624
Copart, Inc. (a)	1,299,289	171,285,269
Republic Services, Inc.	1,311,909	144,323,109
Rollins, Inc. (b)	1,377,376	47,106,259
Waste Management, Inc.	2,423,675	339,581,104
		912,675,365
CONSTRUCTION & ENGINEERING — 0.4%
Quanta Services, Inc.	869,667	78,765,740
ELECTRICAL EQUIPMENT — 6.7%
AMETEK, Inc.	1,441,133	192,391,256
Eaton Corp. PLC	2,487,007	368,524,697
Emerson Electric Co.	3,740,383	359,974,460
Generac Holdings, Inc. (a)	392,940	163,129,041
Security Description	Shares	Value
Rockwell Automation, Inc.	724,088	$207,103,650
		1,291,123,104
INDUSTRIAL CONGLOMERATES — 14.0%
3M Co.	3,617,615	718,566,868
General Electric Co.	54,786,520	737,426,559
Honeywell International, Inc.	4,335,524	950,997,189
Roper Technologies, Inc.	656,740	308,799,148
		2,715,789,764
MACHINERY — 19.5%
Caterpillar, Inc.	3,418,680	744,007,328
Cummins, Inc.	912,409	222,454,438
Deere & Co.	1,946,785	686,650,537
Dover Corp.	898,251	135,276,601
Fortive Corp.	2,112,738	147,342,348
IDEX Corp.	473,140	104,114,457
Illinois Tool Works, Inc.	1,794,026	401,072,453
Ingersoll Rand, Inc. (a)	2,329,846	113,719,783
Otis Worldwide Corp.	2,517,514	205,857,120
PACCAR, Inc.	2,166,562	193,365,659
Parker-Hannifin Corp.	804,680	247,125,275
Pentair PLC	1,035,239	69,868,280
Snap-on, Inc.	337,748	75,463,036
Stanley Black & Decker, Inc.	1,007,884	206,606,141
Westinghouse Air Brake Technologies Corp.	1,106,947	91,101,738
Xylem, Inc.	1,124,181	134,856,753
		3,778,881,947
PROFESSIONAL SERVICES — 4.8%
Equifax, Inc.	759,346	181,870,960
IHS Markit, Ltd.	2,337,898	263,387,589
Jacobs Engineering Group, Inc.	810,893	108,189,344
Leidos Holdings, Inc.	831,525	84,067,177
Nielsen Holdings PLC	2,230,404	55,024,067
Robert Half International, Inc.	705,213	62,742,801
Verisk Analytics, Inc.	1,011,542	176,736,618
		932,018,556
ROAD & RAIL — 11.3%
CSX Corp.	14,180,423	454,907,970
JB Hunt Transport Services, Inc.	520,589	84,829,978
Kansas City Southern	567,504	160,813,608
Norfolk Southern Corp.	1,561,763	414,507,518
Old Dominion Freight Line, Inc.	593,515	150,634,107
Union Pacific Corp.	4,145,854	911,797,670
		2,177,490,851
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Fastenal Co.	3,580,164	186,168,528
United Rentals, Inc. (a)	451,711	144,100,326
W.W. Grainger, Inc.	273,215	119,668,170
		449,937,024
TOTAL COMMON STOCKS (Cost $18,619,316,141)		19,362,759,230

See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	16,436,677	$16,441,608
State Street Navigator Securities Lending Portfolio II (e) (f)	2,862,681	2,862,681
TOTAL SHORT-TERM INVESTMENTS (Cost $19,304,227)		19,304,289
TOTAL INVESTMENTS — 100.0% (Cost $18,638,620,368)		19,382,063,519
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		3,041,954
NET ASSETS — 100.0%		$19,385,105,473

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index	177	09/17/2021	$18,369,060	$18,231,000	$(138,060)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,362,759,230	$—	$—	$19,362,759,230
Short-Term Investments	19,304,289	—	—	19,304,289
TOTAL INVESTMENTS	$19,382,063,519	$—	$—	$19,382,063,519
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(138,060)	—	—	(138,060)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(138,060)	$—	$—	$(138,060)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,121,441	$8,123,066	$234,036,665	$225,720,296	$2,111	$62	16,436,677	$16,441,608	$12,047
State Street Navigator Securities Lending Portfolio II	30,103,138	30,103,138	621,732,835	648,973,292	—	—	2,862,681	2,862,681	89,148
Total		$38,226,204	$855,769,500	$874,693,588	$2,111	$62		$19,304,289	$101,195
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHEMICALS — 67.8%
Air Products & Chemicals, Inc.	2,176,528	$626,143,575
Albemarle Corp.	1,163,210	195,954,357
Celanese Corp.	1,122,459	170,164,784
CF Industries Holdings, Inc.	2,137,871	109,993,463
Corteva, Inc.	7,345,803	325,786,363
Dow, Inc.	6,417,726	406,113,701
DuPont de Nemours, Inc.	5,303,174	410,518,699
Eastman Chemical Co.	1,360,501	158,838,492
Ecolab, Inc.	2,446,540	503,913,844
FMC Corp.	1,284,298	138,961,044
International Flavors & Fragrances, Inc.	2,480,660	370,610,604
Linde PLC	5,116,037	1,479,046,297
LyondellBasell Industries NV Class A	2,565,762	263,939,937
Mosaic Co.	3,444,184	109,903,911
PPG Industries, Inc.	2,362,844	401,140,026
Sherwin-Williams Co.	2,354,009	641,349,752
		6,312,378,849
CONSTRUCTION MATERIALS — 4.8%
Martin Marietta Materials, Inc.	621,534	218,661,877
Vulcan Materials Co.	1,322,156	230,147,695
		448,809,572
CONTAINERS & PACKAGING — 13.1%
Amcor PLC	15,365,238	176,085,628
Avery Dennison Corp.	827,247	173,920,409
Ball Corp.	3,271,357	265,045,344
International Paper Co.	3,903,993	239,353,811
Security Description	Shares	Value
Packaging Corp. of America	946,713	$128,203,874
Sealed Air Corp.	1,514,683	89,744,968
Westrock Co.	2,652,046	141,141,888
		1,213,495,922
METALS & MINING — 14.2%
Freeport-McMoRan, Inc.	14,412,972	534,865,391
Newmont Corp.	7,879,187	499,382,872
Nucor Corp.	2,982,239	286,086,187
		1,320,334,450
TOTAL COMMON STOCKS (Cost $8,987,379,170)		9,295,018,793
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (a) (b) (Cost $41,252,508)	41,240,389	41,252,761
TOTAL INVESTMENTS — 100.3% (Cost $9,028,631,678)		9,336,271,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(31,551,153)
NET ASSETS — 100.0%		$9,304,720,401
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,295,018,793	$—	$—	$9,295,018,793
Short-Term Investment	41,252,761	—	—	41,252,761
TOTAL INVESTMENTS	$9,336,271,554	$—	$—	$9,336,271,554
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,420	$1,610,743	$129,576,758	$89,935,314	$343	$231	41,240,389	$41,252,761	$5,213
State Street Navigator Securities Lending Portfolio II	2,983,864	2,983,864	463,669,919	466,653,783	—	—	—	—	—
Total		$4,594,607	$593,246,677	$556,589,097	$343	$231		$41,252,761	$5,213
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 96.7%
Alexandria Real Estate Equities, Inc. REIT	502,052	$91,343,341
American Tower Corp. REIT	1,663,890	449,483,244
AvalonBay Communities, Inc. REIT	510,913	106,622,434
Boston Properties, Inc. REIT	519,819	59,566,059
Crown Castle International Corp. REIT	1,581,647	308,579,330
Digital Realty Trust, Inc. REIT	1,030,521	155,052,190
Duke Realty Corp. REIT	1,372,522	64,988,917
Equinix, Inc. REIT	327,795	263,088,267
Equity Residential REIT	1,259,325	96,968,025
Essex Property Trust, Inc. REIT	237,879	71,366,079
Extra Space Storage, Inc. REIT	489,426	80,177,767
Federal Realty Investment Trust REIT	258,560	30,295,475
Healthpeak Properties, Inc. REIT	1,972,612	65,668,253
Host Hotels & Resorts, Inc. REIT (a)	2,584,735	44,173,121
Iron Mountain, Inc. REIT (b)	1,056,993	44,731,944
Kimco Realty Corp. REIT	1,581,844	32,981,447
Mid-America Apartment Communities, Inc. REIT	419,047	70,575,896
Prologis, Inc. REIT	2,707,224	323,594,485
Public Storage REIT	557,092	167,511,993
Realty Income Corp. REIT	1,367,228	91,248,797
Regency Centers Corp. REIT	577,181	36,979,987
SBA Communications Corp. REIT	400,147	127,526,849
Simon Property Group, Inc. REIT	1,202,360	156,883,933
UDR, Inc. REIT	1,084,655	53,126,402
Ventas, Inc. REIT	1,372,986	78,397,501
Security Description	Shares	Value
Vornado Realty Trust REIT	573,650	$26,772,245
Welltower, Inc. REIT	1,527,996	126,976,467
Weyerhaeuser Co. REIT	2,742,073	94,382,153
		3,319,062,601
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
CBRE Group, Inc. Class A (a)	1,228,421	105,312,533
TOTAL COMMON STOCKS (Cost $3,387,562,371)		3,424,375,134
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e) (Cost $545,878)	545,716	545,879
TOTAL INVESTMENTS — 99.8% (Cost $3,388,108,249)		3,424,921,013
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,874,989
NET ASSETS — 100.0%		$3,431,796,002
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index	100	09/17/2021	$5,447,000	$5,410,000	$(37,000)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,424,375,134	$—	$—	$3,424,375,134
Short-Term Investment	545,879	—	—	545,879
TOTAL INVESTMENTS	$3,424,921,013	$—	$—	$3,424,921,013
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(37,000)	—	—	(37,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(37,000)	$—	$—	$(37,000)

See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,434,272	$6,435,559	$85,997,285	$91,887,004	$(97)	$136	545,716	$545,879	$764
State Street Navigator Securities Lending Portfolio II	5,803,298	5,803,298	46,144,874	51,948,172	—	—	—	—	7,128
Total		$12,238,857	$132,142,159	$143,835,176	$(97)	$136		$545,879	$7,892
See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 3.0%
Arista Networks, Inc. (a)	233,615	$84,641,051
Cisco Systems, Inc.	17,902,601	948,837,853
F5 Networks, Inc. (a)	253,243	47,270,338
Juniper Networks, Inc.	1,394,471	38,138,782
Motorola Solutions, Inc.	720,760	156,296,806
		1,275,184,830
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. Class A	2,538,750	173,675,887
CDW Corp.	595,598	104,021,191
Corning, Inc. (b)	3,291,195	134,609,875
IPG Photonics Corp. (a)	152,434	32,128,514
Keysight Technologies, Inc. (a)	782,697	120,856,244
TE Connectivity, Ltd.	1,404,670	189,925,431
Trimble, Inc. (a)	1,066,813	87,297,308
Zebra Technologies Corp. Class A (a)	227,257	120,330,309
		962,844,759
IT SERVICES — 18.7%
Accenture PLC Class A	2,700,363	796,040,009
Akamai Technologies, Inc. (a)	693,783	80,895,098
Automatic Data Processing, Inc.	1,807,649	359,035,244
Broadridge Financial Solutions, Inc.	492,267	79,515,888
Cognizant Technology Solutions Corp. Class A	2,240,539	155,179,731
DXC Technology Co. (a)	1,081,953	42,131,250
Fidelity National Information Services, Inc.	2,634,381	373,212,756
Fiserv, Inc. (a)	2,528,802	270,303,646
FleetCor Technologies, Inc. (a)	354,580	90,793,755
Gartner, Inc. (a)	365,658	88,562,368
Global Payments, Inc.	1,253,585	235,097,331
International Business Machines Corp.	3,794,645	556,257,011
Jack Henry & Associates, Inc.	315,551	51,595,744
Mastercard, Inc. Class A	3,716,149	1,356,728,838
Paychex, Inc.	1,364,439	146,404,305
PayPal Holdings, Inc. (a)	4,990,440	1,454,613,451
VeriSign, Inc. (a)	420,982	95,853,392
Visa, Inc. Class A (b)	7,187,089	1,680,485,150
Western Union Co.	1,745,917	40,103,713
		7,952,808,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.9%
Advanced Micro Devices, Inc. (a)	5,161,638	484,832,657
Analog Devices, Inc. (b)	1,566,261	269,647,494
Applied Materials, Inc.	3,896,778	554,901,187
Broadcom, Inc.	1,734,571	827,112,836
Enphase Energy, Inc. (a)	576,454	105,854,248
Intel Corp.	17,154,078	963,029,939
KLA Corp.	651,147	211,108,369
Security Description	Shares	Value
Lam Research Corp.	605,886	$394,250,020
Maxim Integrated Products, Inc.	1,139,410	120,048,238
Microchip Technology, Inc.	1,161,987	173,995,933
Micron Technology, Inc. (a)	4,763,893	404,835,627
Monolithic Power Systems, Inc.	182,326	68,089,645
NVIDIA Corp.	2,646,604	2,117,547,860
NXP Semiconductors NV	1,171,448	240,990,283
Qorvo, Inc. (a)	478,229	93,565,504
QUALCOMM, Inc.	4,791,891	684,904,981
Skyworks Solutions, Inc.	700,975	134,411,956
Teradyne, Inc.	708,612	94,925,663
Texas Instruments, Inc.	3,923,248	754,440,590
Xilinx, Inc.	1,044,717	151,107,867
		8,849,600,897
SOFTWARE — 32.2%
Adobe, Inc. (a)	2,030,547	1,189,169,545
ANSYS, Inc. (a)	370,263	128,503,477
Autodesk, Inc. (a)	933,654	272,533,603
Cadence Design Systems, Inc. (a)	1,184,251	162,029,222
Citrix Systems, Inc.	527,490	61,858,752
Fortinet, Inc. (a)	575,801	137,150,040
Intuit, Inc.	1,160,832	569,005,021
Microsoft Corp.	31,995,204	8,667,500,764
NortonLifeLock, Inc.	2,473,468	67,327,799
Oracle Corp.	7,717,350	600,718,524
Paycom Software, Inc. (a)	208,585	75,814,390
PTC, Inc. (a)	446,208	63,031,342
salesforce.com, Inc. (a)	3,933,768	960,901,509
ServiceNow, Inc. (a)	838,784	460,953,747
Synopsys, Inc. (a)	648,057	178,727,640
Tyler Technologies, Inc. (a)	172,504	78,035,635
		13,673,261,010
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.6%
Apple, Inc.	66,638,122	9,126,757,189
Hewlett Packard Enterprise Co.	5,531,095	80,643,365
HP, Inc.	5,103,084	154,062,106
NetApp, Inc.	946,220	77,419,720
Seagate Technology Holdings PLC	845,930	74,382,625
Western Digital Corp. (a)	1,301,200	92,606,404
		9,605,871,409
TOTAL COMMON STOCKS (Cost $29,944,993,610)		42,319,571,585
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	104,425,092	104,456,420

See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	10,091,069	$10,091,069
TOTAL SHORT-TERM INVESTMENTS (Cost $114,528,852)		114,547,489
TOTAL INVESTMENTS — 100.0% (Cost $30,059,522,462)		42,434,119,074
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		1,332,716
NET ASSETS — 100.0%		$42,435,451,790
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index	745	09/17/2021	$106,369,610	$110,759,150	$4,389,540
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$42,319,571,585	$—	$—	$42,319,571,585
Short-Term Investments	114,547,489	—	—	114,547,489
TOTAL INVESTMENTS	$42,434,119,074	$—	$—	$42,434,119,074
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	4,389,540	—	—	4,389,540
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,389,540	$—	$—	$4,389,540
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$42,438,508,614	$—	$—	$42,438,508,614
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	50,198,726	$50,208,766	$510,420,328	$456,176,556	$1,855	$2,027	104,425,092	$104,456,420	$30,792
State Street Navigator Securities Lending Portfolio II	—	—	633,617,377	623,526,308	—	—	10,091,069	10,091,069	22,057
Total		$50,208,766	$1,144,037,705	$1,079,702,864	$1,855	$2,027		$114,547,489	$52,849
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 63.0%
Alliant Energy Corp.	3,216,060	$179,327,506
American Electric Power Co., Inc.	6,431,144	544,010,471
Duke Energy Corp.	9,890,230	976,363,506
Edison International	4,878,597	282,080,478
Entergy Corp.	2,579,961	257,222,112
Evergy, Inc.	2,939,374	177,626,371
Eversource Energy	4,416,022	354,341,605
Exelon Corp.	12,564,026	556,711,992
FirstEnergy Corp.	6,993,162	260,215,558
NextEra Energy, Inc.	25,219,252	1,848,066,786
NRG Energy, Inc.	3,146,915	126,820,674
Pinnacle West Capital Corp. (a)	1,459,114	119,603,575
PPL Corp.	9,892,876	276,703,742
Southern Co.	13,611,333	823,621,760
Xcel Energy, Inc. (a)	6,919,965	455,887,294
		7,238,603,430
GAS UTILITIES — 1.4%
Atmos Energy Corp. (a)	1,680,079	161,472,393
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	8,566,351	223,324,771
MULTI-UTILITIES — 30.3%
Ameren Corp.	3,281,242	262,630,610
CenterPoint Energy, Inc.	7,463,720	183,010,414
CMS Energy Corp.	3,721,758	219,881,463
Consolidated Edison, Inc.	4,407,695	316,119,885
Dominion Energy, Inc.	10,369,941	762,916,559
DTE Energy Co.	2,490,856	322,814,938
NiSource, Inc.	5,073,686	124,305,307
Public Service Enterprise Group, Inc.	6,494,219	387,964,643
Security Description	Shares	Value
Sempra Energy	4,051,066	$536,685,224
WEC Energy Group, Inc.	4,055,658	360,750,779
		3,477,079,822
WATER UTILITIES — 3.1%
American Water Works Co., Inc.	2,333,248	359,623,514
TOTAL COMMON STOCKS (Cost $12,440,958,485)		11,460,103,930
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c)	15,795,146	15,799,884
State Street Navigator Securities Lending Portfolio II (d) (e)	18,747,342	18,747,342
TOTAL SHORT-TERM INVESTMENTS (Cost $34,543,102)		34,547,226
TOTAL INVESTMENTS — 100.1% (Cost $12,475,501,587)		11,494,651,156
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(8,609,474)
NET ASSETS — 100.0%		$11,486,041,682
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,460,103,930	$—	$—	$11,460,103,930
Short-Term Investments	34,547,226	—	—	34,547,226
TOTAL INVESTMENTS	$11,494,651,156	$—	$—	$11,494,651,156
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,585,277	$25,590,394	$437,334,175	$447,127,962	$3,807	$(530)	15,795,146	$15,799,884	$11,409
State Street Navigator Securities Lending Portfolio II	1,859,303	1,859,303	485,845,074	468,957,035	—	—	18,747,342	18,747,342	7,736
Total		$27,449,697	$923,179,249	$916,084,997	$3,807	$(530)		$34,547,226	$19,145
See accompanying notes to schedule of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.